Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Schedule of Vessels, Net
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at January 1, 2015	$1,487,606	$(111,675)	$1,375,931
Additions	207,000	(57,164)	149,836
Disposals	(104,274)	20,142	(84,132
Balance at December 31, 2015	$1,590,332	$(148,697)	$1,441,635

Additions	—	(29,177)	(29,177
Disposals	(16,817)	1,794	(15,023
Transferred to “Vessels held for sale” (Note 6)	(68,502)	6,430	(62,072
Balance at June 30, 2016	$1,505,013	$(169,650)	$1,335,363